SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Company's financial instruments measured at fair value on recurring basis (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Level I, Derivative Liability
Level I, Marketable Securities	19,000	38,000
Level II, Derivative Liability
Level II, Marketable Securities
Level III, Derivative Liability	42,735
Level III, Marketable Securities
Total Level I	19,000	38,000
Total Level II
Total Level III	$ 42,735